OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
OTHER RECEIVABLES
Schedule of other receivables

	As of December 31,
Current Other receivables	2024	2023
Prepaid expenses	20,397	20,473
Other tax credits	6,114	12,568
Related parties (Note 27.b)	634	470
DFI (Note 22)	—	3,374
Guarantee deposits	3,088	5,263
Compensation received for company acquisitions (Note 28.1)	1,079	—
Call option	—	8,782
Other	14,792	27,014
Allowance for other receivables	(1,349)	(3,819)
	44,755	74,125

Non-current other receivables
Prepaid expenses	7,025	4,413
Income tax credits	31,217	22,259
Other tax credits	703	119
DFI (Note 22)	—	952
Guarantee deposits	2,955	10,392
Compensation received for company acquisitions (Note 28.1)	2,417	—
Other	4,651	4,618
	48,968	42,753
Total Other receivables, net	93,723	116,878

Schedule of movements in the allowances

	Years ended December 31,
	2024	2023
At the beginning of the year	(3,819)	(5,080)
Increases	(385)	(2,236)
Uses	778	—
RECPAM and currency translation adjustments	2,077	3,497
At the end of the year	(1,349)	(3,819)